Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Demand non-interest bearing
Domestic	$ 4,805,999	$ 3,781,277
Foreign	1,032,527	934,537
Total demand non-interest bearing	5,838,526	4,715,814
Savings and interest bearing demand
Domestic	3,555,279	2,919,314
Foreign	1,035,269	933,191
Total savings and interest bearing demand	4,590,548	3,852,505
$100,000 or more
Time, certificate of deposit	1,660,917
Less than $100,000
Domestic	286,499	291,473
Foreign	241,387	241,989
Total time, certificates of deposit	2,188,803	2,153,541
Total deposits	12,617,877	10,721,860
Savings and interest bearing demand
Domestic	3,268	5,098	$ 13,462
Foreign	842	1,260	2,917
Total savings and interest bearing demand	4,110	6,358	16,379
$100,000 or more
Domestic	6,652	8,827	7,804
Foreign	3,452	7,536	9,407
Less than $100,000
Domestic	984	1,781	2,232
Foreign	567	1,086	1,527
Total time, certificates of deposit	11,655	19,230	20,970
Total interest expense on deposits	15,765	25,588	$ 37,349
Domestic
$100,000 or more
Time, certificate of deposit	794,757	797,692
Foreign
$100,000 or more
Time, certificate of deposit	$ 866,160	$ 822,387